oIFT2 *P
                       SUPPLEMENT DATED DECEMBER 11, 1998
                              TO THE PROSPECTUS OF
                          INSTITUTIONAL FIDUCIARY TRUST
   (IFT2 - FRANKLIN INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND
              FRANKLIN INSTITUTIONAL ADJUSTABLE RATE SECURITIES FUND)
                             DATED NOVEMBER 1, 1998

As of December 11, 1998, the Franklin Institutional Adjustable Rate Securities Fund is closed to new investors.

                           Please keep this supplement
                              for future reference.